CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Cash flow hedges, tax effect	$ 0	$ 0	$ 0
Foreign currency translation adjustment, tax effect	$ 0	$ 0	$ 0